DECOMMISSIONING AND RESTORATION LIABILITY (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase decrease in discounted cash flows of decommissioning restoration and rehabilitation provision	$ 24,892	$ 4,372